INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 — INTANGIBLE ASSETS

The following table sets forth the intangible assets, including accumulated amortization as of November 30, 2020:

	November 30, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4 years	$1,023,118	$596,819	$426,299
Trademarks	Indefinite	866,000	-	866,000
Customer database	2 years	35,000	24,792	10,208
Restrictive covenant	2 years	115,000	81,458	33,542
Customer contracts	10 years	546,000	403,001	142,999
Internet domain	2 years	3,000	2,917	83
		$2,588,118	$1,108,987	$1,479,131

The following tables set forth the intangible assets, including accumulated amortization as of May 31, 2021:

	May 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$498,799	$524,319
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	301,675	244,325
Internet domain	2.50 years	3,000	2,417	583
		$2,438,118	$802,891	$1,635,227

The following table sets forth the future amortization of the Company’s intangible assets as of November 30, 2021 for the fiscal years ending May 31:

	2022	2023	2024	2025	2026	Thereafter	Total
Non-Competes	$102,312	$204,624	$119,363	$-	$-	$-	$426,299
Customer contracts	8,105	16,211	16,211	16,211	16,211	70,051	142,999
Restrictive covenant	28,750	4,792	-	-	-	-	33,542
Customer database	8,750	1,458	-	-	-	-	10,208
Internet domain	83	-	-	-	-	-	83
Total	$148,000	$227,085	$135,574	$16,211	$16,211	$70,051	$613,131

Amortization expense for the six months ended November 30, 2021 and 2020 was $148,416 and $133,229, respectively.

NOTE 5 - INTANGIBLE ASSETS

The following tables set forth the intangible assets, including accumulated amortization at May 31, 2021 and 2020:

	May 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$498,799	$524,319
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	301,675	244,325
Internet domain	2.50 years	3,000	2,417	583
		$2,438,118	$802,891	$1,635,227

	May 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$289,884	$733,234
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	5,443	540,557
Internet domain	2.50 years	3,000	1,417	1,583
		$2,438,118	$296,744	$2,141,374

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
Non-Competes	$204,624	$204,624	$115,071	$-	$-	$-	$524,319
Customer contracts	89,647	20,897	14,647	14,647	14,647	89,840	244,325
Internet domain	583	-	-	-	-	-	583
Total	$294,854	$225,521	$129,718	$14,647	$14,647	$89,840	769,227

Amortization expense for the years ended May 31, 2021, and 2020 was $295,709 and $211,067, respectively.

Goodwill

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC and PLAYlive Nation Inc. The composition of the goodwill balance, is as follows:

	Fiscal Year Ended May 31, 2021	Fiscal Year Ended May 31, 2020

Simplicity Esports LLC	$4,456,250	$4,456,250
PLAYlive Nation Inc.	698,891	698,891
Ft. Bliss	25,000	25,000
Total Goodwill	$5,180,141	$5,180,141

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021